SEGMENT REPORTING (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net sales	R$ 89,452.7	R$ 79,736.9	R$ 79,708.8
Cost of sales	(43,615.1)	(39,291.6)	(40,422.1)
Gross profit	45,837.6	40,445.3	39,286.7
Distribution expenses	(11,557.1)	(10,750.6)	(11,395.3)
Sales and marketing expenses	(8,634.2)	(7,412.5)	(7,337.4)
Administrative expenses	(6,201.1)	(5,273.7)	(5,236.8)
Other operating income/(expenses)	2,457.3	2,028.9	2,513.9
Exceptional items	(100.8)	(206.4)	(143.3)
Income from operations	21,801.7	18,831.0	17,687.8
Net financial results	(2,318.3)	(3,609.8)	(3,423.1)
Share of results of associates and joint ventures	3.9	(185.3)	(29.1)
Income before income tax	19,487.3	15,035.9	14,235.6
Income tax expense	(4,640.4)	(75.5)	655.6
Net income	14,846.9	14,960.4	14,891.2
Acquisitions of property, plant and equipment	4,749.1	6,004.1	6,533.1
Total assets	162,508.3	132,644.3	137,958.0
Total liabilities	162,508.3	132,644.3	137,958.0
Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	121,160.2	102,608.5	110,877.2
Total liabilities	55,366.5	44,049.2	46,148.5
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total assets	(4,607.7)	(2,162.1)	(2,533.0)
Total liabilities	(4,607.7)	(2,161.8)	(2,534.2)
Unallocated amounts [member]
IfrsStatementLineItems [Line Items]
Total assets	45,955.8	32,197.9	29,613.8
Total liabilities	111,749.5	90,756.9	94,343.7
Brazil [Member]
IfrsStatementLineItems [Line Items]
Net sales	48,605.4	46,361.7	42,635.8
Cost of sales	(23,809.3)	(23,516.1)	(22,736.8)
Gross profit	24,796.1	22,845.6	19,899.0
Distribution expenses	(6,423.9)	(6,428.6)	(6,111.1)
Sales and marketing expenses	(4,876.3)	(4,477.0)	(4,065.0)
Administrative expenses	(3,860.2)	(3,563.2)	(3,346.0)
Other operating income/(expenses)	2,415.8	1,892.5	2,361.3
Exceptional items	(16.2)	(137.8)	(34.5)
Income from operations	12,035.3	10,131.5	8,703.7
Acquisitions of property, plant and equipment	2,838.0	3,365.5	4,062.9
Brazil [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	57,776.0	56,974.2	57,353.8
Total liabilities	34,429.6	28,841.3	29,153.2
CAC [Member]
IfrsStatementLineItems [Line Items]
Net sales	11,023.7	10,044.8	9,440.1
Cost of sales	(5,076.2)	(5,035.1)	(4,860.8)
Gross profit	5,947.5	5,009.7	4,579.3
Distribution expenses	(927.6)	(853.1)	(1,020.7)
Sales and marketing expenses	(792.1)	(665.1)	(645.5)
Administrative expenses	(490.2)	(413.0)	(333.6)
Other operating income/(expenses)	(13.5)	26.3	(52.9)
Exceptional items	(9.8)	(17.9)	(16.1)
Income from operations	3,714.3	3,086.9	2,510.5
Acquisitions of property, plant and equipment	558.8	593.4	968.4
CAC [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	16,742.1	13,692.3	15,385.6
Total liabilities	6,814.2	4,981.5	5,098.0
Latin America - South [Member]
IfrsStatementLineItems [Line Items]
Net sales	19,829.7	13,797.2	17,371.2
Cost of sales	(10,460.4)	(6,657.3)	(8,553.1)
Gross profit	9,369.3	7,139.9	8,818.1
Distribution expenses	(2,388.9)	(1,614.3)	(2,159.5)
Sales and marketing expenses	(1,932.6)	(1,190.0)	(1,426.9)
Administrative expenses	(1,094.4)	(659.5)	(835.0)
Other operating income/(expenses)	45.8	95.0	192.7
Exceptional items	(51.6)	(47.6)	(60.5)
Income from operations	3,947.6	3,723.5	4,528.9
Acquisitions of property, plant and equipment	982.8	782.2	1,112.8
Latin America - South [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	28,247.8	16,085.1	22,044.5
Total liabilities	9,146.1	5,095.4	6,843.6
Canada [Member]
IfrsStatementLineItems [Line Items]
Net sales	9,993.9	9,533.2	10,261.7
Cost of sales	(4,269.2)	(4,083.1)	(4,271.4)
Gross profit	5,724.7	5,450.1	5,990.3
Distribution expenses	(1,816.7)	(1,854.6)	(2,104.0)
Sales and marketing expenses	(1,033.2)	(1,080.4)	(1,200.0)
Administrative expenses	(756.3)	(638.0)	(722.2)
Other operating income/(expenses)	9.2	15.1	12.8
Exceptional items	(23.2)	(3.1)	(32.2)
Income from operations	2,104.5	1,889.1	1,944.7
Acquisitions of property, plant and equipment	369.5	1,263.0	389.0
Canada [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	18,394.3	15,856.9	16,093.3
Total liabilities	R$ 4,976.6	R$ 5,131.0	R$ 5,053.7